Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss for the year	$ (1,485)	$ (1,479)
Amortization	1,209	907
Stock based compensation expense	2,155	1,167
Interest expense and other financing charges	2,339	2,474
Non-cash foreign exchange	(40)	1
Gain on debt extinguishment	(936)
Bad debt expense / recovery	51
Premium on purchase of SEJ		495
Deferred tax recovery		(679)
Cash provided by operating activities	3,293	2,886
Net Changes in the working capital	(2,255)	(8,121)
Cash from (used in) operating activities	1,038	(5,235)
Investing activities:
Purchase of property, plant and equipment	(125)	(505)
Change in long term deposits	(541)	(398)
Cash used in investing activities	(666)	(903)
Financing activities
Issuance of shares		7,167
Issuance of warrants		3,259
Exercise of options	131	21
Exercise of warrants		3,004
Proceeds from working capital facilities	52,247	35,727
Repayment of working capital facilities	(47,805)	(34,184)
Repayment of vendor take back loan	(1,879)	(750)
Repayment of promissory note		(4,945)
Interest and other finance cost	(2,533)	(2,011)
Government assistance	(55)	(28)
Lease payments	(735)	(707)
Cash from (used in) financing activities	(629)	6,553
Increase (decrease) in cash and cash equivalents	(257)	415
Cash and cash equivalents, beginning of year	1,032	626
Effect of movements in exchange rates on cash held	6	(9)
Cash and cash equivalents at end of year	781	1,032
Supplemental cash flow disclosures:
Interest paid	2,233	1,793
Income tax paid